Commitments and contingencies	12 Months Ended
Dec. 31, 2015
Commitments and contingencies
Commitments and contingencies

28.Commitments and contingencies

Operating lease commitments

The Group leases office, fulfillment centers and bandwidth under non-cancelable operating lease agreements. The rental and bandwidth leasing expenses were RMB621,629, RMB1,084,264 and RMB1,917,683 for the years ended December 31, 2013, 2014 and 2015, respectively, and were charged to Consolidated Statements of Operations and Comprehensive Loss when incurred.

Future minimum lease payments under non-cancelable operating lease agreements with initial terms of one year or more consist of the following:

	Office and fulfillment centers rental	Bandwidth leasing	Total
	RMB	RMB	RMB

2016	1,355,914	240,386	1,596,300
2017	895,534	187,425	1,082,959
2018	508,825	100,410	609,235
2019	305,582	78,318	383,900
2020	270,793	17,172	287,965
2021 and Thereafter	241,050	—	241,050

	3,577,698	623,711	4,201,409

Capital commitments

The Group’s capital commitments primarily relate to commitments on construction of office building and warehouses. Total capital commitments contracted but not yet reflected in the consolidated financial statements amounted to RMB1,289,609 as of December 31, 2015. All of these capital commitments will be fulfilled in the following years according to the construction progress.

Equity investment commitment

On August 7, 2015, the Company entered into definitive agreements with Yonghui Superstores Co., Ltd (“Yonghui”), a leading hypermarket and supermarket operator in China. Under the agreements, the Group will subscribe for newly issued ordinary shares of Yonghui at a purchase price of RMB9.00 per share with total consideration of RMB4,306,708. The Company will hold a 10% equity interest in Yonghui upon completion of the transaction. The transaction is expected to close in the first half of 2016.

Long-Term Debt Obligations

The Group’s long-term debt obligations are nonrecourse securitization debt which consists of asset-backed debt securities issued in connection with securitization of certain financial assets. The expected repayment amount of the nonrecourse securitization debt is approximately RMB579,843 and RMB2,753,699 for the years ended December 31, 2016 and 2017, respectively.

Legal proceedings

From time to time, the Group is subject to legal proceedings and claims in the ordinary course of business. Third parties assert patent infringement claims against the Group from time to time in the form of letters, lawsuits and other forms of communication. In addition, from time to time, the Group receives notification from customers claiming that they are entitled to indemnification or other obligations from the Group related to infringement claims made against them by third parties. Litigation, even if the Group is ultimately successful, can be costly and divert management’s attention away from the day-to-day operations of the Group.

The Group records a liability when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Group reviews the need for any such liability on a regular basis. The Group has not recorded any material liabilities in this regard as of December 31, 2013, 2014 and 2015.